SUPPLEMENT TO THE
FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND
AND
SPARTAN(registered trademark) CONNECTICUT MUNICIPAL MONEY MARKET FUND FUNDS OF FIDELITY COURT STREET TRUST II
SPARTAN CONNECTICUT MUNICIPAL INCOME FUND
A FUND OF FIDELITY COURT STREET TRUST
JANUARY 25, 1999
STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS"
SECTION ON PAGE 2:

   (ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as an investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)).

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF FIDELITY CONNECTICUT MUNICIPAL
MONEY MARKET FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS"
SECTION BEGINNING ON PAGE 2:

   For purposes of normally investing at least 65% of the fund's total assets in municipal securities whose interest is exempt from Connecticut personal income tax, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS"
SECTION ON PAGE 3:

   (ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)).

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION
BEGINNING ON PAGE 3:

   For purposes of normally investing at least 65% of the fund's total assets in municipal securities whose interest is exempt from Connecticut personal income tax, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN CONNECTICUT MUNICIPAL INCOME FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION
BEGINNING ON PAGE 4:

   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 11:

   SOURCES OF LIQUIDITY OR CREDIT SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25:

EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. Abigail Johnson, Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II
(1999), is Mr. Johnson's daughter.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25:

ABIGAIL P. JOHNSON (36), Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II (1999), is Vice President of certain Equity Funds (1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND UNDER THE HEADING "COMPENSATION TABLE" IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25:


Trustees and Members of the  Aggregate Compensation from    Aggregate Compensation from  Aggregate Compensation from
Advisory Board               Spartan CT Muni Money MarketB  CT Muni Money  MarketB       Spartan CT Muni IncomeB

Edward C. Johnson 3d**       $ 0                            $ 0                          $ 0

Abigail P. Johnson**         $ 0                            $ 0                          $ 0

J. Gary Burkhead**           $ 0                            $ 0                          $ 0

Ralph F. Cox                 $ 63                           $ 158                        $ 128

Phyllis Burke Davis          $ 63                           $ 157                        $ 127

Robert M. Gates              $ 64                           $ 159                        $ 129

E. Bradley Jones             $ 63                           $ 158                        $ 128

Donald J. Kirk               $ 64                           $ 162                        $ 130

Peter S. Lynch**             $ 0                            $ 0                          $ 0

William O. McCoy             $ 64                           $ 159                        $ 129

Gerald C. McDonough          $ 78                           $ 196                        $ 158

Marvin L. Mann               $ 63                           $ 157                        $ 127

Robert C. Pozen**            $ 0                            $ 0                          $ 0

Thomas R. Williams           $ 64                           $ 159                        $ 129




Trustees and Members of the  Total Compensation from the
Advisory Board               Fund Complex*,A

Edward C. Johnson 3d**       $ 0

Abigail P. Johnson**         $ 0

J. Gary Burkhead**           $ 0

Ralph F. Cox                 $ 223,500

Phyllis Burke Davis          $ 220,500

Robert M. Gates              $ 223,500

E. Bradley Jones             $ 222,000

Donald J. Kirk               $ 226,500

Peter S. Lynch**             $ 0

William O. McCoy             $ 223,500

Gerald C. McDonough          $ 273,500

Marvin L. Mann               $ 220,500

Robert C. Pozen**            $ 0

Thomas R. Williams           $ 223,500


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; William O. McCoy, $55,039; Marvin L. Mann, $55,039; and Thomas R. Williams, $63,433.

B Compensation figures include cash.

THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH IN THE
"TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION BEGINNING ON PAGE 32:

Each fund has entered into a transfer agent agreement with Citibank, N.A., which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for each fund. Citibank, N.A. in turn has entered into sub-transfer agent agreements with FSC, an affiliate of FMR. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services for each fund and receives all related transfer agency fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES THE EIGHTH PARAGRAPH IN THE
"TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION BEGINNING ON PAGE 32:

In addition, Citibank, N.A. receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QSTP's or Freedom Fund's assets that is invested in a fund.

THE FOLLOWING INFORMATION REPLACES THE TENTH PARAGRAPH IN THE
"TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION BEGINNING ON PAGE 32:

Each fund has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreements, Citibank, N.A. provides pricing and bookkeeping services for each fund. Citibank, N.A. in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "CUSTODIAN" ON PAGE 34.

CUSTODIAN. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies